Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000250242 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Jun ETF
Class Name	iShares Large Cap Max Buffer Jun ETF
Trading Symbol	MAXJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Max Buffer Jun ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Jun ETF	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.47%	[1],[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]	Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	5.65%	6.66%
S&P Total Market Index	10.35	12.38
S&P 500® Index	10.12	11.46

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 129,080,619
Holdings Count | Holding	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$129,080,619
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	101.3%
Purchased Put Options	1.3%
Futures	(0.0	)%(c)
Written Call Options	(4.2)%
Money Market Funds	1.5%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	30.7%
Financials	14.1%
Consumer Discretionary	11.4%
Health Care	10.5%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to greater than (0.1)%.

C000250243 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Sep ETF
Class Name	iShares Large Cap Max Buffer Sep ETF
Trading Symbol	SMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Max Buffer Sep ETF (the “Fund”) for the period of September 30, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Sep ETF	$16(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 16	[3],[4]
Expense Ratio, Percent	0.47%	[3],[5]
Net Assets	$ 140,240,841
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$140,240,841
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.2%
Purchased Put Options	2.7%
Futures	(0.0	)%(c)
Written Call Options	(4.4)%
Money Market Funds	1.4%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	30.7%
Financials	14.1%
Consumer Discretionary	11.4%
Health Care	10.5%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to greater than (0.1)%.

C000250244 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Max Buffer Dec ETF
Class Name	iShares Large Cap Max Buffer Dec ETF
Trading Symbol	DMAX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Max Buffer Dec ETF (the “Fund”) for the period of December 31, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Dec ETF	$4(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 4	[6],[7]
Expense Ratio, Percent	0.47%	[6],[8]
Net Assets	$ 50,332,967
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$50,332,967
Number of Portfolio Holdings	5
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.3%
Purchased Put Options	3.8%
Futures	0.0	%(c)
Written Call Options	(4.4)%
Money Market Funds	1.2%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	30.7%
Financials	14.1%
Consumer Discretionary	11.4%
Health Care	10.5%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

C000256144 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Large Cap Accelerated ETF
Class Name	iShares Large Cap Accelerated ETF
Trading Symbol	TWOX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Large Cap Accelerated ETF (the “Fund”) for the period of January 15, 2025 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Accelerated ETF	$2(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

Expenses Paid, Amount	$ 2	[9],[10]
Expense Ratio, Percent	0.47%	[9],[11]
Net Assets	$ 12,163,430
Holdings Count | Holding	5
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$12,163,430
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of January 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.3%
Purchased Call Options	3.5%
Futures	0.0	%(c)
Written Call Options	(3.2)%
Money Market Funds	0.3%
Other assets, less liabilities	0.1
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	30.7%
Financials	14.1%
Consumer Discretionary	11.4%
Health Care	10.5%
Communication Services	9.9%
Industrials	8.3%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	2.0%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[5]	Annualized.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[8]	Annualized.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[11]	Annualized.